Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2011
Voyage And Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses

13.       Voyage and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2011	2010	2009
Voyage Expenses
Bunkers	$(1,663)	$(652)	$779
Commissions charged by third parties	11,963	12,889	11,273
Miscellaneous	297	155	(87)
Total	$10,597	$12,392	$11,965

Vessel Operating Expenses
Crew wages and related costs	$31,497	$28,406	$23,922
Insurance	4,369	4,181	3,410
Spares and consumable stores	12,686	12,691	9,149
Repairs and maintenance	5,903	6,257	4,043
Tonnage taxes (Note 16)	318	306	273
Other operating expenses	602	744	572
Total	$55,375	$52,585	$41,369